Goodwill - Summary of assumptions used in the estimation of the recoverable amount (Details)	Dec. 31, 2022
Cancer genetic testing services within the Diagnostics segment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	17.70%
Terminal value growth rate	3.00%
Average revenue growth rate	31.10%
Sales of medical diagnostics products within the Diagnostics segment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	15.90%
Terminal value growth rate	3.00%
Average revenue growth rate	18.30%